Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Risk Management
Summary of changes in the fair value of non designated derivatives

The changes in the fair value of non-designated derivatives are as follows:

($ millions)	2022	2021
Fair value outstanding, beginning of year	(98)	(121)
Cash settlements – paid during the year	220	178
Changes in fair value recognized in earnings during the year (note 7)	(187)	(155)
Fair value outstanding, end of year	(65)	(98)

Schedule of derivative financial instrument assets and liabilities and assets available for sale measured at fair value

The following table presents the company’s derivative financial instrument assets and liabilities measured at fair value for each hierarchy level as at December 31, 2022 and 2021.

($ millions)	Level 1	Level 2	Level 3	Total Fair Value
Accounts receivable	35	88	-	123
Accounts payable	(134)	(87)	-	(221)
Balance at December 31, 2021	(99)	1	-	(98)
Accounts receivable	36	107	-	143
Accounts payable	(85)	(123)	-	(208)
Balance at December 31, 2022	(49)	(16)	-	(65)

Schedule of offsetting financial assets

Financial Assets

Gross
	Gross	Liabilities	Net Amounts
($ millions)	Assets	Offset	Presented
Fair value of derivative assets	6 527	(6 404)	123
Accounts receivable	5 048	(2 734)	2 314
Balance at December 31, 2021	11 575	(9 138)	2 437
Fair value of derivative assets	4 305	(4 162)	143
Accounts receivable	10 349	(8 633)	1 716
Balance at December 31, 2022	14 654	(12 795)	1 859

Schedule of offsetting financial liabilities

Financial Liabilities

Gross
	Gross	Assets	Net Amounts
($ millions)	Liabilities	Offset	Presented
Fair value of derivative liabilities	(6 625)	6 404	(221)
Accounts payable	(4 205)	2 734	(1 471)
Balance at December 31, 2021	(10 830)	9 138	(1 692)
Fair value of derivative liabilities	(4 370)	4 162	(208)
Accounts payable	(10 036)	8 633	(1 403)
Balance at December 31, 2022	(14 406)	12 795	(1 611)

Schedule of maturities for trade and other payables and debt

The following table shows the timing of cash outflows related to trade and other payables and debt.

	December 31, 2021

	Trade and	Gross Derivative		Lease
($ millions)	Other Payables(1)	Liabilities(2)	Debt(3)	Liabilities
Within one year	6 282	6 466	2 253	459
2 to 3 years	37	159	2 015	779
4 to 5 years	37	-	3 127	660
Over 5 years	-	-	18 836	2 633
	6 356	6 625	26 231	4 531

	December 31, 2022

	Trade and	Gross Derivative		Lease
($ millions)	Other Payables(1)	Liabilities(2)	Debt(3)	Liabilities
Within one year	7 959	3 824	3 375	477
2 to 3 years	39	546	1 066	807
4 to 5 years	39	-	1 541	652
Over 5 years	-	-	16 317	3 047
	8 037	4 370	22 299	4 983

(1)	Trade and other payables exclude net derivative liabilities of $208 million (2021 – $221 million).
(2)	Gross derivative liabilities of $4.370 billion (2021 – $6.625 billion) are offset by gross derivative assets of $4.162 billion (2021 – $6.404 billion), resulting in a net amount of $208 million (2021 – $221 million).
(3)	Debt includes short-term debt, long-term debt and interest payments on fixed-term debt.